COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments And Contingent Liabilities Details Abstract
Amount obliged for funding		$ 75
Payment for obliged amount under the agreement	$ 215
Oblged amount payable period	2 years
Gross lease payments	$ 150	$ 150